UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income
The fund's portfolio
1/31/08 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Advertising and Marketing Services (0.4%)
Omnicom Group, Inc.	915,000	$41,513,550

Aerospace and Defense (2.1%)
L-3 Communications Holdings, Inc.	475,000	52,644,250
Lockheed Martin Corp.	953,900	102,944,888
United Technologies Corp.	969,600	71,178,336
		226,767,474

Airlines (0.7%)
AMR Corp. (NON) (S)	1,776,100	24,758,834
Delta Air Lines, Inc. (NON)	1,470,000	24,740,100
UAL Corp. (S)	730,000	27,703,500
		77,202,434

Automotive (1.0%)
Ford Motor Co. (NON) (S)	13,543,083	89,926,071
Harley-Davidson, Inc. (S)	408,600	16,580,988
		106,507,059

Banking (7.6%)
Bank of America Corp.	7,227,192	320,525,965
First Horizon National Corp.	1,075,000	23,295,250
National City Corp.	3,205,000	57,016,950
PNC Financial Services Group	260,900	17,120,258
U.S. Bancorp	7,035,700	238,862,015
Wells Fargo & Co.	4,440,284	151,014,059
		807,834,497

Beverage (1.2%)
Molson Coors Brewing Co. Class B (S)	1,080,000	48,243,600
Pepsi Bottling Group, Inc. (The)	2,305,900	80,360,615
		128,604,215

Biotechnology (0.6%)
Amgen, Inc. (NON) (S)	1,305,000	60,799,950

Building Materials (0.8%)
Masco Corp. (S)	3,619,800	83,002,014

Chemicals (2.0%)
Celanese Corp. Ser. A (S)	1,275,000	47,404,500
E.I. du Pont de Nemours & Co.	1,895,300	85,629,654
Huntsman Corp.	349,100	8,462,184
Rohm & Haas Co. (S)	1,458,657	77,819,351
		219,315,689

Commercial and Consumer Services (0.2%)
Alliance Data Systems Corp. (NON)	346,426	17,518,763

Communications Equipment (0.4%)
Cisco Systems, Inc. (NON)	896,357	21,960,747
Corning, Inc. (S)	990,600	23,843,742
		45,804,489

Computers (1.4%)
Dell, Inc. (NON) (S)	348,400	6,981,936
Hewlett-Packard Co.	1,048,600	45,876,250
IBM Corp.	901,900	96,809,946
		149,668,132

Conglomerates (2.2%)
3M Co.	985,245	78,474,764
Honeywell International, Inc.	1,144,600	67,611,522
Textron, Inc. (S)	726,200	40,703,510
Tyco International, Ltd. (Bermuda)	1,152,342	45,356,181
		232,145,977

Consumer Finance (2.0%)
Capital One Financial Corp.	3,619,000	198,357,390
Countrywide Financial Corp.	2,392,260	16,650,130
		215,007,520

Consumer Goods (4.8%)
Clorox Co.	3,746,566	229,739,427
Newell Rubbermaid, Inc. (S)	1,245,000	30,029,400
Procter & Gamble Co. (The)	3,850,000	253,907,500
		513,676,327

Consumer Services (0.1%)
Service Corporation International (S)	1,113,000	13,389,390

Containers (0.1%)
Crown Holdings, Inc. (NON)	566,400	13,888,128

Electric Utilities (4.9%)
Edison International	3,263,900	170,245,024
Entergy Corp.	620,505	67,126,231
Exelon Corp. (S)	918,423	69,974,648
FirstEnergy Corp.	218,400	15,554,448
PG&E Corp. (S)	3,776,200	154,975,248
Sierra Pacific Resources	1,175,400	17,595,738
Wisconsin Energy Corp.	545,000	24,813,850
		520,285,187

Electrical Equipment (0.8%)
Emerson Electric Co.	1,255,000	63,804,200
WESCO International, Inc. (NON) (S)	445,900	18,834,816
		82,639,016

Electronics (0.8%)
Avnet, Inc. (NON)	326,700	11,633,787
Intel Corp.	2,760,000	58,512,000
Tyco Electronics, Ltd. (Bermuda)	366,725	12,398,972
		82,544,759

Energy (0.4%)
Global Industries, Ltd. (NON)	2,609,800	46,089,068

Financial (5.5%)
AMBAC Financial Group, Inc.	699,600	8,199,312
Citigroup, Inc.	4,594,680	129,661,870
Fannie Mae (S)	649,800	22,002,228
Freddie Mac	2,330,000	70,808,700
JPMorgan Chase & Co.	5,804,100	275,984,955
MGIC Investment Corp.	2,200,877	40,716,225
PMI Group, Inc. (The)	1,603,200	15,230,400
Radian Group, Inc.	2,336,100	21,351,954
		583,955,644

Food (0.8%)
Kraft Foods, Inc. Class A (S)	2,990,000	87,487,400

Health Care Services (2.7%)
Aetna, Inc.	1,390,000	74,031,400
AmerisourceBergen Corp.	485,000	22,625,250
Cardinal Health, Inc.	748,032	43,363,415
CIGNA Corp.	405,000	19,909,800
Health Management Associates, Inc. Class A (S)	8,925,000	48,105,750
McKesson Corp. (S)	309,300	19,420,947
UnitedHealth Group, Inc.	429,000	21,810,360
WellPoint, Inc. (NON)	550,100	43,017,820
		292,284,742

Homebuilding (0.9%)
Lennar Corp. (S)	2,971,040	61,203,424
Toll Brothers, Inc. (NON) (S)	1,635,000	38,062,800
		99,266,224

Household Furniture and Appliances (0.2%)
Whirlpool Corp. (S)	226,700	19,294,437

Insurance (10.0%)
ACE, Ltd. (Bermuda)	3,559,700	207,672,898
Allstate Corp. (The)	478,200	23,560,914
American International Group, Inc.	5,774,400	318,515,904
Berkshire Hathaway, Inc. Class B (NON)	32,713	148,844,150
Chubb Corp. (The)	889,675	46,076,268
Everest Re Group, Ltd. (Barbados)	892,120	90,719,683
Genworth Financial, Inc. Class A	6,149,465	149,677,978
Loews Corp.	1,790,000	83,575,100
		1,068,642,895

Investment Banking/Brokerage (5.6%)
Bear Stearns Cos., Inc. (The)	1,107,405	99,998,672
Goldman Sachs Group, Inc. (The)	856,273	171,913,930
Lehman Brothers Holdings, Inc.	2,680,000	171,975,600
Morgan Stanley	3,038,656	150,200,766
		594,088,968

Leisure (0.4%)
Brunswick Corp. (S)	2,462,550	46,763,825

Lodging/Tourism (0.6%)

Carnival Corp.	370,600	16,487,994
Wyndham Worldwide Corp.	1,969,158	46,393,362
		62,881,356

Machinery (1.8%)
Caterpillar, Inc.	1,460,000	103,864,400
Parker-Hannifin Corp. (S)	1,372,822	92,816,495
		196,680,895

Media (1.0%)
Walt Disney Co. (The)	3,705,000	110,890,650

Medical Technology (2.1%)
Baxter International, Inc.	522,700	31,748,798
Boston Scientific Corp. (NON) (S)	5,609,487	68,043,077
Covidien, Ltd.	1,743,842	77,827,668
Hospira, Inc. (NON)	1,045,000	42,959,950
		220,579,493

Metals (0.8%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	632,600	56,320,378
Nucor Corp.	484,800	28,021,440
		84,341,818

Oil & Gas (12.4%)
Apache Corp.	932,400	88,988,256
BP PLC ADR (United Kingdom) (S)	2,699,600	172,099,500
ConocoPhillips	3,696,100	296,870,752
Devon Energy Corp.	725,000	61,610,500
Exxon Mobil Corp.	3,084,295	266,483,088
Marathon Oil Corp. (S)	4,235,100	198,414,435
Nexen, Inc. (Canada)	1,835,000	52,334,200
Occidental Petroleum Corp. (S)	382,500	25,960,275
Total SA ADR (France)	1,415,000	102,983,700
Valero Energy Corp.	989,900	58,592,181
		1,324,336,887

Pharmaceuticals (5.1%)
Johnson & Johnson (S)	2,350,000	148,661,000
Pfizer, Inc.	16,249,500	380,075,804
Watson Pharmaceuticals, Inc. (NON)	449,700	11,741,667
		540,478,471

Photography/Imaging (0.1%)
Xerox Corp.	521,900	8,037,260

Publishing (0.5%)
Idearc, Inc. (S)	3,266,075	53,106,380

Railroads (0.2%)
Norfolk Southern Corp.	335,800	18,264,162

Regional Bells (3.3%)
Qwest Communications International, Inc. (NON) (S)	10,189,072	59,911,743
Verizon Communications, Inc.	7,513,259	291,814,980
		351,726,723

Retail (3.5%)
Best Buy Co., Inc.	257,600	12,573,456
Big Lots, Inc. (NON) (S)	1,093,476	18,982,743
Home Depot, Inc. (The) (S)	3,031,750	92,983,773
JC Penney Co., Inc. (Holding Co.) (S)	1,176,700	55,787,347
Ross Stores, Inc.	1,447,500	42,194,625
Staples, Inc.	3,464,800	82,947,312
Supervalu, Inc. (S)	438,000	13,166,280
Wal-Mart Stores, Inc. (S)	1,195,000	60,801,600
		379,437,136

Schools (0.7%)
Apollo Group, Inc. Class A (NON)	634,654	50,607,310
Career Education Corp. (NON) (S)	941,921	20,477,363
		71,084,673

Software (1.8%)
Microsoft Corp. (S)	2,550,000	83,130,000
Parametric Technology Corp. (NON)	2,020,436	33,236,172
Symantec Corp. (NON) (S)	4,119,600	73,864,428
		190,230,600

Technology (0.3%)
Affiliated Computer Services, Inc. Class A (NON) (S)	745,000	36,318,750

Technology Services (0.3%)
Computer Sciences Corp. (NON)	760,000	32,163,200

Telecommunications (0.7%)

Embarq Corp. (S)	156,665	7,096,925
Sprint Nextel Corp. (S)	6,583,755	69,326,940
		76,423,865

Telephone (1.9%)
AT&T, Inc. (S) (SEG)	5,415,000	208,423,350

Tobacco (0.4%)
Altria Group, Inc. (S)	502,100	38,069,222

Toys (0.2%)
Mattel, Inc.	861,400	18,098,014

Waste Management (0.7%)
Waste Management, Inc.	2,469,200	80,100,848

Total common stocks (cost $9,966,814,282)		$10,577,661,526

SHORT-TERM INVESTMENTS (8.8%)(a)
	Principal
	amount/shares	Value

Three Pillars Funding Corp. for an effective yield
of 3.36%, February 26, 2008	$39,347,000	$39,255,464
Interest in $500,000,000 joint tri-party repurchase
agreement dated January 31, 2008 with Deutsche Bank
Securities, Inc. due February 1, 2008 with respect to
various U.S. Government obligations -- maturity value
of $70,405,867 for an effective yield of 3.00%
(collateralized by Freddie Mac securities with
a coupon rate of 5.00% and a due date of April 1, 2037
valued at $714,000,000)	70,400,000	70,400,000
Interest in $150,000,000 joint tri-party repurchase
agreement dated January 31, 2008 with Bank of America
Securities, LLC due February 1, 2008 with respect to
various U.S. Government obligations -- maturity value
of $35,602,947 for an effective yield of 2.98%
(collateralized by Freddie Mac securities with
a coupon rate of 5.50% and a due date of
February 1, 2035 valued at $153,000,000)	35,600,000	35,600,000
Short-term investments held as collateral for loaned
securities with yields ranging from 2.60% to 5.25% and
due dates ranging from February 1, 2008 to
March 24, 2008 (d)	786,135,711	785,002,138
Putnam Prime Money Market Fund (e)	14,000,000	14,000,000

Total short-term investments (cost $944,257,602)		$944,257,602

TOTAL INVESTMENTS

Total investments (cost $10,911,071,884) (b)		$11,521,919,128

NOTES

(a) Percentages indicated are based on net assets of $10,685,243,444.

(b) The aggregate identified cost on a tax basis is $11,052,543,484, resulting in gross unrealized appreciation and depreciation of $1,598,385,414 and $1,129,009,770, respectively, or net unrealized appreciation of $469,375,644.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2008, the value of securities loaned amounted to $760,410,487. The fund received cash collateral of $785,002,138, which is pooled with collateral of other Putnam funds into 51 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $124,681 for the period ended January 31, 2008. During the period ended January 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $196,108,100 and $185,304,236, respectively.

(S) Securities on loan, in part or in entirety, at January 31, 2008.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: March 31, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2008